REVENUE (Tables)	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Schedule of net operating revenue

	2022	2021	2020
Revenue from supply of energy (a)	30,158	29,619	26,432
Revenue from use of the electricity distribution systems (TUSD)	3,685	3,448	3,022
CVA and Other financial components (b)	(1,147)	2,146	455
Reimbursement of PIS/Pasep and Cofins over ICMS credits to customers- realization (1)	2,360	1,317	266
Transmission revenue
Transmission operation and maintenance revenue (c)	413	355	280
Transmission construction revenue (c)	407	252	201
Interest revenue arising from the financing component in the transmission contract asset (c) (Note 15)	575	660	438
Generation indemnity revenue (Note 14.1)	47	-	-
Distribution construction revenue	3,246	1,852	1,436
Adjustment to expectation of cash flow from indemnifiable financial assets of distribution concession	39	54	16
Revenue on financial updating of the Concession Grant Fee (e)	467	523	347
Transactions in energy on the CCEE (f)	183	1,157	154
Mechanism for the sale of surplus (g)	453	453	234
Supply of gas	4,529	3,470	2,011
Fine for violation of service continuity indicator	(94)	(70)	(51)
Advances for services provided (2)	-	154	-
PIS/Pasep and Cofins credits to be refunded to consumers	(830)	-	-
Other operating revenues (h)	2,658	1,935	1,709
Deductions on revenue (i)	(12,686)	(13,679)	(11,722)
Net revenue	34,463	33,646	25,228

(1)	For more information, see Note 9a.
(2)	Refers to the negotiation with free consumers that resulted in the anticipation of revenue related to the provision of commercialization services by the subsidiary ESCEE.

Schedule of revenue from energy supply

	GWh (information not audited)			R$
	2022	2021	2020	2022	2021	2020
Residential	11,217	11,186	10,981	10,133	11,124	9,875
Industrial	18,204	16,361	12,731	5,991	5,275	4,171
Commercial, services and others	8,957	8,334	8,571	6,155	5,520	4,979
Rural	3,093	3,975	3,766	2,050	2,566	2,190
Public authorities	856	729	714	660	583	522
Public lighting	1,138	1,226	1,243	535	718	550
Public services	1,400	1,418	1,362	841	879	722
Subtotal	44,865	43,229	39,368	26,365	26,665	23,009
Own consumption	31	33	34	-	-	-
Unbilled revenue	-	-	-	(189)	(14)	9
	44,896	43,262	39,402	26,176	26,651	23,018
Wholesale supply to other concession holders (1)	16,777	10,825	13,907	3,894	3,023	3,363
Wholesale supply unbilled, net	-	-	-	88	(55)	51
Total	61,673	54,087	53,309	30,158	29,619	26,432

(1)	Includes a CCEAR (Regulated Market Sales Contract), ‘bilateral contracts’ with other agents, and the revenues from management of generation assets (GAG) for the 18 hydroelectric plants of Lot D of Auction no 12/2015.

Schedule of transmission concession contract

	2022	2021	2020
Construction and upgrades revenue	407	252	201
Construction and upgrades costs	(291)	(183)	(147)
Margin	116	69	54
Mark-up (%)	39.86%	37.40%	36.73%
Operation and maintenance revenue	413	355	279
Operation and maintenance cost	(287)	(235)	(223)
Margin	126	120	56
Mark-up (%)	43.90%	50.88%	25.11%

Schedule of other operating revenues

	2022	2021	2020
Charged service	19	17	11
Services rendered	66	53	139
Low-income subsidy	321	269	292
Subsidies (1)	1,684	1,323	1,103
Rental and leasing (2)	493	211	164
Contractual indemnities	-	27	-
Other	75	35	-
Total	2,658	1,935	1,709

(1)	Includes the revenue recognized as a result of the subsidies incident on the tariffs applicable to users of the public electricity power distribution service, in the amount of R$936 in 2022 (R$986 in 2021), which includes load subsidies of encouraged source, rural, night irrigators, generation of encouraged source and public service; the revenue from tariff flags, in the amount of R$290 in 2022 (R$108 in 2021), recognized as a result of the credit position acquired by the Company in CCRBT; the reversal of revenue recognized as a result of subsidies related to the Program of Incentives to the Voluntary Reduction of Electric Energy Consumption, in the amount of R$5 in 2022 (revenue of R$205 in 2021) and R$432 in 2022 referring to the amounts contributed by Eletrobras or its subsidiaries under CNPE Resolution no. 15/2021, transferred to the electric energy distribution concessionaires and permissionaires.
(2)	Includes the amount of R$187 related to the Debt Acknowledgment Agreement (TARD) signed with a large customer in June 2022, for the use of infrastructure (poles) during the period from January 2019 to May 2022. This amount and its respective monetary correction in the amount of R$10 were received in four monthly and successive installments, starting in July 2022.

Schedule of deduction on revenue

	2022	2021	2020
Taxes on revenue
ICMS (1)	4,892	6,993	6,098
Cofins	2,948	2,842	2,214
PIS/Pasep	643	618	481
Others	5	11	5
	8,488	10,464	8,798
Charges to the customer
Global Reversion Reserve (RGR)	14	15	16
Energy Efficiency Program (PEE)	69	74	73
	2022	2021	2020
Energy Development Account (CDE)	4,057	2,658	2,443
Research and Development (R&D)	35	34	43
National Scientific and Technological Development Fund (FNDCT)	49	55	43
Energy System Expansion Research (EPE of MME)	25	27	21
Customer charges - Proinfa alternative sources program	77	66	39
Energy services inspection fee	33	35	35
Royalties for use of water resources	54	37	62
Customer charges - the ‘Flag Tariff’ system	(252)	162	149
CDE on R&D	15	21	-
CDE on PEE	22	31	-
	4,198	3,215	2,924
Total	12,686	13,679	11,722
(1)	On June 23, 2022, Supplementary Law no. 194 was enacted, with immediate effectiveness, which changed the National Tax Code (CTN) and Supplementary Law no. 87/96 (Kandir Law), classifying electric power, among other goods, as essential, prohibiting the establishment of ICMS rates for transactions with these goods at a higher level than for transactions in general, and applying the non-levy of this tax on transmission and distribution services and sectorial charges related to electric power transactions.